Restatement of Previously Reported Financial Statements	9 Months Ended
Sep. 30, 2021
LEO HOLDINGS III CORP [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Restatement of Previously Reported Financial Statements
Note 2—Restatement of Previously Reported Financial Statements
The Company concluded it should restate its previously issued financial statements to classify all Class A ordinary shares subject to redemption in temporary equity. In accordance with ASC
480-10-S99,
redemption
provisions not solely within the control of the Company require shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that the Company will not redeem its Public Shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable shares classified as temporary equity as part of net tangible assets. Effective with these condensed financial statements, the Company revised this interpretation to include temporary equity in net tangible assets.
In accordance with SEC Staff Accounting Bulletin No. 99, “Materiality,” and SEC Staff Accounting Bulletin No. 108, “Considering the Effects of Prior Year Misstatements when Quantifying Misstatements in Current Year Financial Statements,” the Company evaluated the corrections and has determined that the related impact was material to the previously filed financial statements that contained the error, reported in the Company’s Form
8-K
filed with the SEC on March 2, 2021 (the
“Post-IPO
Balance Sheet”) and the Company’s Form
10-Qs
for the quarterly periods ended March 31, 2021, and June 30, 2021 (the “Affected Quarterly Periods”). Therefore, the Company, in consultation with its Audit Committee, concluded that the
Post-IPO
Balance Sheet and the Affected Quarterly Periods should be restated to present all Class A ordinary shares subject to possible redemption as temporary equity and to recognize accretion from the initial book value to redemption value at the time of its Initial Public Offering and the Over-Allotment. As such, the Company is reporting these restatements to those periods in this quarterly report. The previously presented
Post-IPO
Balance Sheet and Affected Quarterly Periods should no longer be relied upon.
The change in the carrying value of the redeemable Class A ordinary shares in the
Post-IPO
Balance Sheet resulted in a reclassification of approximately 2.2 million Class A ordinary shares from permanent equity to temporary equity. The impact of the restatement to the
Post-IPO
Balance Sheet is as follows:

	As of March 2, 2021
	As Previously Reported	Adjustment	As Restated
Balance Sheet
Total assets	$277,526,800	$—	$277,526,800

Liabilities and shareholders’ equity (deficit)
Total current liabilities	$710,251	$—	$710,251
Deferred underwriting commissions	9,625,000	—	9,625,000
Warrant liabilities	9,153,333	—	9,153,333

Total liabilities	19,488,584	—	19,488,584
Class A ordinary shares subject to possible redemption	253,038,210	21,961,790	275,000,000
Shareholders’ equity (deficit)
Preference shares	—	—	—
Class A ordinary shares	220	(220)	—
Class B ordinary shares	690	—	690
Additional paid-in-capital	5,327,593	(5,327,593)	—
Accumulated deficit	(328,497)	(16,633,977)	(16,962,474)

Total shareholders’ equity (deficit)	5,000,006	(21,961,790)	(16,961,784)

Total liabilities, Class A ordinary shares subject to possible redemption and shareholders’ equity (deficit)	$277,526,800	$—	$277,526,800

The impact of the restatement on the financial statements for the Affected Quarterly Periods is presented below.
The change in the carrying value of the redeemable Class A ordinary shares at March 31, 2021 resulted in a reclassification of approximately 2.1 million Class A ordinary shares from permanent equity to temporary equity. The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited balance sheet as of March 31, 2021:

	As of March 31, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$276,867,209	$—	$276,867,209

Total liabilities	17,502,404	—	17,502,404
Class A ordinary shares subject to possible redemption	254,364,800	20,635,200	275,000,000
Shareholders’ equity (deficit)
Preference shares	—	—	—
Class A ordinary shares	206	(206)	—
Class B ordinary shares	690	—	690
Additional paid-in-capital	4,001,017	(4,001,017)	—
Retained earnings (accumulated deficit)	998,092	(16,633,977)	(15,635,885)

Total shareholders’ equity (deficit)	5,000,005	(20,635,200)	(15,635,195)

Total liabilities, Class A ordinary shares subject to possible redemption and shareholders’ equity (deficit)	$276,867,209	$—	$276,867,209

The Company’s unaudited statement of shareholders’ equity has been restated to reflect the changes to the impacted shareholders’ equity accounts described above.
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited statement of cash flows for the period from January 8, 2021 (inception) through March 31, 2021:

	For the Period from January 8, 2021 (Inception) through March 31, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows - Supplemental disclosure of noncash activities:
Initial value of Class A ordinary shares subject to possible redemption	$253,038,210	$(253,038,210)	$—
Change in fair value of Class A ordinary shares subject to possible redemption	$1,326,590	$(1,326,590)	$—
Accretion of Class A ordinary shares subject to redemption amount	$—	$20,124,954	$20,124,954

The change in the carrying value of the redeemable Class A ordinary shares at June 30, 2021 resulted in a reclassification of approximately 2.6 million Class A ordinary shares from permanent equity to temporary equity. The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited balance sheet as of June 30, 2021:

	As of June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Balance Sheet
Total assets	$276,386,096	$—	$276,386,096

Total liabilities	22,325,494	—	22,325,494
Class A ordinary shares subject to possible redemption	249,060,600	25,939,400	275,000,000
Shareholders’ equity (deficit)
Preference shares	—	—	—
Class A ordinary shares	259	(259)	—
Class B ordinary shares	688	—	688
Additional paid-in-capital	9,305,166	(9,305,166)	—
Accumulated deficit	(4,306,111)	(16,633,975)	(20,940,086)

Total shareholders’ equity (deficit)	5,000,002	(25,939,400)	(20,939,398)

Total liabilities, Class A ordinary shares subject to possible redemption and shareholders’ equity (deficit)	$276,386,096	$—	$276,386,096

The Company’s unaudited statement of shareholders’ equity has been restated to reflect the changes to the impacted shareholders’ equity accounts described above.
The table below presents the effect of the financial statement adjustments related to the restatement discussed above of the Company’s previously reported unaudited statement of cash flows for the period from January 8, 2021 (inception) through June 30, 2021:

	For the Period from January 8, 2021 (Inception) through June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Cash Flows - Supplemental disclosure of noncash activities:
Initial value of Class A ordinary shares subject to possible redemption	$253,038,210	$(253,038,210)	$—
Change in fair value of Class A ordinary shares subject to possible redemption	$(3,977,610)	$3,977,610	$—
Accretion of Class A ordinary shares subject to redemption amount	$—	$20,124,954	$20,124,954

In connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company has restated its earnings per share calculation to allocate income and losses shares pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares participate pro rata in the income and losses of the Company. The impact to the reported amounts of weighted average shares outstanding and basic and diluted earnings per share is presented below for the Affected Quarterly Periods:

	For the Period from January 8, 2021 (Inception) through March 31, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net income	$998,092	$—	$998,092

Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,500,000	(16,198,630)	11,301,370
Basic and diluted net income per share, Class A ordinary shares	$—	$0.06	$0.06
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,316,265	43,324	6,359,589
Basic and diluted net income per share, Class B ordinary shares	$0.16	$(0.10)	$0.06

	For the Three Months Ended June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(5,304,203)	$—	$(5,304,203)

Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,500,000	—	27,500,000
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$(0.15)	$(0.15)
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,875,000	—	6,875,000
Basic and diluted net income (loss) per share, Class B ordinary shares	$(0.77)	$0.62	$(0.15)

	For the Period from January 8, 2021 (Inception) through June 30, 2021
	As Previously Reported	Adjustment	As Restated
Unaudited Condensed Statement of Operations
Net loss	$(4,306,111)	$—	$(4,306,111)

Weighted average shares outstanding of Class A ordinary shares, basic and diluted	27,500,000	(7,210,366)	20,289,634
Basic and diluted net income (loss) per share, Class A ordinary shares	$—	$(0.16)	$(0.16)
Weighted average shares outstanding of Class B ordinary shares, basic and diluted	6,608,477	37,102	6,645,579
Basic and diluted net income (loss) per share, Class B ordinary shares	$(0.65)	$0.49	$(0.16)